Investment Securities - Contractual Maturities of Fixed Maturity AFS Securities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Fair Value
Due in 1 year or less	$ 224
Due after 1 year through 5 years	530
Due after 5 years through 10 years	335
Due after 10 years	207
Mortgage-backed, asset-backed, and collateralized securities	282
Total	1,578
Amortized Cost
Due in 1 year or less	225
Due after 1 year through 5 years	531
Due after 5 years through 10 years	334
Due after 10 years	200
Mortgage-backed, asset-backed, and collateralized securities	284
Total	$ 1,574